SCHEDULE OF INCOME TAXES PAID NET OF REFUNDS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Cash paid for income taxes, net of refunds:
Federal
State
Texas	15
Other jurisdictions	12
Total	$ 27